9. Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION

Stock Option Plan

Under ASC Topic 718, the Company estimates the fair value of option awards on the date of grant using an option pricing model. The grant date fair value is recognized over the option vesting period, the period during which an employee is required to provide service in exchange for the award. No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Under these standards, compensation cost for employee cost for employee stock-based awards is based on the estimated grant-date fair value and recognized over the vesting period of the applicable award on a straight-line basis.

For the six months ended June 30, 2016 and 2015, the Company recognized share-based compensation of $198,200 and $25,011, respectively, for employee stock options.

Stock appreciation rights may be granted either on a stand alone basis or in conjunction with all or part of any other stock options granted under the plan.  As of June 30, 2016 there were no awards of any stock appreciation rights.

Non-Employee Stock Compensation

The Company from time to time issues common stock, stock options or common stock warrants to acquire services or goods from non-employees. Common stock, stock options and common stock warrants issued to other than employees or directors are recorded on the basis of their fair value, which is measured as of the “measurement date” using an option pricing model. The “measurement date” for options and warrants related to contracts that have substantial disincentives to non-performance is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant.

Aggregate stock-based compensation expense charged to operations for stock and warrants granted to non-employees for the six months ended June 30, 2016 was $149,750.

Stock-based Compensation Valuation Methodology

Stock-based compensation resulting from the issuance of Common Stock is calculated by reference to the valuation of the Stock on the date of issuance, the expense being recognized as the compensation is earned. Stock-based compensation expenses related to employee options and warrants granted to non-employees are recognized as the stock options and warrants are earned. The fair value of the stock options or warrants granted is estimated at the grant date, using the Black-Scholes option pricing model, and the expense is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant. The grant date fair value of employee share options and similar instruments is estimated using the Black-Scholes option pricing model on the basis of the fair value of the underlying common stock on the measurement date, adjusted for the unique characteristics of those equity instruments, using the assumptions noted in the table below. Expected volatility is based on the historical volatility of a peer group of publicly traded companies. The expected term of options and warrants was based upon the expected life of the option or warrant, and the risk-free rate is based on the U.S. Treasury Constant Maturity rate.

The following assumptions were used in calculations of the Black-Scholes option pricing model for the six months ended June 30, 2016 and 2015:

	Six Months Ended June 30,
	2016	2015
Risk-free interest rates	0.91%	1.07%
Expected life	1.5 years	3 years
Expected dividends	0%	0%
Expected volatility	95%	101%
Vycor Common Stock fair value	$0.71	$2.00

Stock Option Plan

Under ASC Topic 718, the Company estimates the fair value of option awards on the date of grant using an option pricing model. The grant date fair value is recognized over the option vesting period, the period during which an employee is required to provide service in exchange for the award. No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Under these standards, compensation cost for employee cost for employee stock-based awards is based on the estimated grant-date fair value and recognized over the vesting period of the applicable award on a straight-line basis.

For the years ended December 31, 2015 and 2014, the Company recognized share-based compensation of $25,011 and $0, respectively for the issuance of stock options.

Stock appreciation rights may be granted either on a stand alone basis or in conjunction with all or part of any other stock options granted under the plan.  As of December 31, 2015 there were no awards of any stock appreciation rights.

The Company from time to time issues common stock, stock options or common stock warrants to acquire services or goods from non-employees. Common stock, stock options and common stock warrants issued to other than employees or directors are recorded on the basis of their fair value, which is measured as of the “measurement date” using an option pricing model. The “measurement date” for options and warrants related to contracts that have substantial disincentives to non-performance is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant.

Aggregate stock-based compensation expense charged to operations for stock and warrants granted to the above non-employees for the year ended December 31, 2014 was $249,492. As of December 31, 2015, there was $0 of total unrecognized compensation costs related to warrant and stock awards and non-vested options.

Stock-based Compensation Valuation Methodology

Stock-based compensation resulting from the issuance of Common Stock is calculated by reference to the valuation of the Stock on the date of issuance, the expense being recognized as the compensation is earned. Stock-based compensation expenses related to employee options and warrants granted to non-employees are recognized as the stock options and warrants are earned. The fair value of the stock options or warrants granted is estimated at the grant date, using the Black-Scholes option pricing model, and the expense is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant.  The grant date fair value of employee share options and similar instruments is estimated using the Black-Scholes option pricing model on the basis of the fair value of the underlying common stock on the measurement date, adjusted for the unique characteristics of those equity instruments, using the assumptions noted in the table below. The fair value of the common stock is determined by the then-prevailing private placement purchase price. Expected volatility was based on the historical volatility of a peer group of publicly traded companies. The expected term of options and warrants was based upon the life of the option, and the risk-free rate used was based on the U.S. Treasury Constant Maturity rate.

The stock compensation expensed during the year ended December 31, 2014 resulted only from the issuance of Common Stock valued on the date of issuance. The following assumptions were used in calculations of the Black-Scholes option pricing model for warrant-based stock compensation in year ended December 31, 2014:

	Year ended December 31,
	2015	2014
Risk-free interest rates	1.07%	0.78%
Expected life	3 years	3 years
Expected dividends	0%	0%
Expected volatility	101%	75%
Vycor Common Stock fair value	$2.00	$2.05